Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Series Portfolios Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001650149
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2020
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
MProved Systematic Multi-Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MProved Systematic Multi-Strategy Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MProved Systematic Multi-Strategy Fund Investor Class (Trading Symbol: MMSJX) Institutional Class (Trading Symbol: MMSQX)
A Series of Series Portfolios Trust

Supplement dated February 28, 2020 to the prospectus dated April 30, 2019 (the “Prospectus”)
Effective March 1, 2020, the Fund is adding investments in special purpose acquisition companies (“SPACs”) as a principal investment strategy of the Fund. Accordingly, this supplement makes the following amendments to disclosures in the Prospectus.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s strategy disclosure in the section titled “Principal Investment Strategies” under the sub-caption “Event Driven Strategies” beginning on page 27 of the Prospectus, and in the section titled “More Information About the Funds” under the sub-section entitled “Principal Investment Strategies — MProved Systematic Multi-Strategy Fund” beginning on page 45 of the Prospectus is hereby amended to add the following:

“A SPAC strategy involves investing in publicly traded securities, such as common stock, warrants, and occasionally rights, issued by SPACs. A SPAC is a public company, the purpose of which is to identify merger, acquisition or other transformative transactions and consummate such transactions with one or more operating businesses or assets (any such transaction, a “Transaction”). A SPAC primarily raises capital through an initial public offering (“IPO”). At the time a SPAC conducts an IPO, it has selected a management team but has not yet identified a Transaction. The typical SPAC IPO involves the sale of units consisting of one share of common stock combined with one or more warrants or fractions of warrants to purchase common stock at a fixed price upon or after consummation of a Transaction. Shortly after the SPAC’s IPO, such units typically are split into publicly-listed common stock and warrants (and rights, if applicable) which are each listed and traded separately. All of the proceeds from the IPO are placed in trust until such time that the SPAC identifies and consummates a Transaction. The initial capital contributed by the principals and sponsors of the SPAC covers the expenses of the SPAC. If the SPAC is unable to consummate a Transaction within a predetermined amount of time (typically 15 to 24 months), the SPAC is liquidated and the funds held in trust (plus any interest earned thereon, minus certain expenses) are distributed to the holders of the common stock issued in the IPO and the warrants expire worthless. SPAC investors also may elect to redeem their shares for the pro-rata trust value at a specified redemption date that occurs shortly before the deal closing date. A SPAC investor may elect this redemption right regardless of whether they vote for or against the business combination.

The Adviser’s SPAC strategy is a rules-based strategy, and the Adviser expects that the Fund generally will purchase SPAC units within predetermined parameters during their IPO and in the secondary markets. These pre-determined parameters may include minimum deal size thresholds, restrictions or limitations on certain target industries, and limits on concentration both in a deal and in the portfolio, or other parameters as determined by the Adviser. In evaluating the timing of SPAC investments, the Adviser will assess the trading environment and valuations applicable to such SPACs at various points in the life cycles of such SPACs. When a Transaction is announced with respect to a SPAC in which the Fund has invested, the Adviser may pursue various courses of action. The Adviser will use a statistical model to evaluate the Transaction to determine whether the best strategy is to redeem the common shares at the value of their pro rata portion of the assets held in trust or sell the common shares at the current market price. The Fund may also hold and/or purchase the associated warrants if the Adviser’s systematic process indicates that such warrants offer a favorable risk-return opportunity. After a Transaction has been consummated, the Fund may continue to hold warrants or common equity securities of the post-combination entity in cases where the Adviser’s systematic model indicates that holding such securities provides the Fund with an attractive investment or trading opportunity. The length of time during which the Fund will hold a particular SPAC position may vary based on a number of factors, including, but not limited to, the timing of Transactions, market conditions and the point in time in the SPAC’s life cycle at which the Fund invested in the SPAC.”

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following risk factor is added to the section in the Prospectus entitled “Principal Risks” beginning on page 30:

“Special Purpose Acquisition Companies Risks. SPACs are “blank check” companies with no operating history and, at the time that the Fund invests in a SPAC, the SPAC typically has not conducted any discussions or made any plans, arrangements or understandings with any prospective transaction candidates. Accordingly, there is a limited basis (if any) on which to evaluate the SPAC’s ability to achieve its business objective. While certain SPACs are formed to make transactions in specified market sectors, others are complete “blank check” companies, and the management of the SPAC may have limited experience or knowledge of the market sector in which the transaction is made. Accordingly, at the time that the Fund invests in a SPAC, there may be little or no basis for the Fund to evaluate the possible merits or risks of the particular industry in which the SPAC may ultimately operate or the target business which the SPAC may ultimately acquire.”

Supplement Closing [Text Block]	ck0001650149_SupplementClosingTextBlock	Please retain this supplement with your Prospectus
MProved Systematic Multi-Strategy Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMSJX
MProved Systematic Multi-Strategy Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMSQX